Schedule of Finite-Lived Intangible Assets (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Intangible Assets Schedule Of Finite-lived Intangible Assets 1	$ 1,280,384
Intangible Assets Schedule Of Finite-lived Intangible Assets 2	1,289,844
Intangible Assets Schedule Of Finite-lived Intangible Assets 3	303,456
Intangible Assets Schedule Of Finite-lived Intangible Assets 4	304,432
Intangible Assets Schedule Of Finite-lived Intangible Assets 5	48,556
Intangible Assets Schedule Of Finite-lived Intangible Assets 6	37,034
Intangible Assets Schedule Of Finite-lived Intangible Assets 7	1,632,396
Intangible Assets Schedule Of Finite-lived Intangible Assets 8	1,631,310
Intangible Assets Schedule Of Finite-lived Intangible Assets 9	(490,117)
Intangible Assets Schedule Of Finite-lived Intangible Assets 10	(412,661)
Intangible Assets Schedule Of Finite-lived Intangible Assets 11	1,142,279
Intangible Assets Schedule Of Finite-lived Intangible Assets 12	$ 1,218,649